Basis of Presentation and Significant Accounting Policies - Impact of Adoption of Accounting Standards on Consolidated Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2018 [1]	Jan. 01, 2018	Dec. 31, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Trade accounts receivable	$ 8,025	$ 8,234	$ 8,221	[1]
Inventories	7,508	7,567	7,578	[1]
Current tax assets	3,374	3,036	3,050	[1]
Noncurrent deferred tax assets and other noncurrent tax assets	1,924	1,838	1,855	[1]
Other noncurrent assets	2,799	3,023	3,227	[1]
Other current liabilities	10,753	10,992	11,115	[1]
Noncurrent deferred tax liabilities	3,700	3,988	3,900	[1]
Other noncurrent liabilities	5,850	5,690	6,149	[1]
Retained earnings	89,554	86,466	85,291	[1]
Accumulated other comprehensive loss	$ (11,275)	$ (10,235)	(9,321)	[1]
As Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Trade accounts receivable			8,221
Inventories			7,578
Current tax assets			3,050
Noncurrent deferred tax assets and other noncurrent tax assets			1,855
Other noncurrent assets			3,227
Other current liabilities			11,115
Noncurrent deferred tax liabilities			3,900
Other noncurrent liabilities			6,149
Retained earnings			85,291
Accumulated other comprehensive loss			(9,321)
Effect of Change Higher/(Lower) [Member] | Revenues [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Trade accounts receivable			13
Inventories			(11)
Current tax assets			(11)
Noncurrent deferred tax assets and other noncurrent tax assets			(17)
Other noncurrent assets			0
Other current liabilities			(123)
Noncurrent deferred tax liabilities			106
Other noncurrent liabilities			(459)
Retained earnings			450
Accumulated other comprehensive loss			0
Effect of Change Higher/(Lower) [Member] | Financial Assets and Liabilities [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Trade accounts receivable			0
Inventories			0
Current tax assets			0
Noncurrent deferred tax assets and other noncurrent tax assets			0
Other noncurrent assets			0
Other current liabilities			0
Noncurrent deferred tax liabilities			0
Other noncurrent liabilities			0
Retained earnings			419
Accumulated other comprehensive loss			(419)
Effect of Change Higher/(Lower) [Member] | Income Tax Accounting [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Trade accounts receivable			0
Inventories			0
Current tax assets			(3)
Noncurrent deferred tax assets and other noncurrent tax assets			0
Other noncurrent assets			(204)
Other current liabilities			0
Noncurrent deferred tax liabilities			(18)
Other noncurrent liabilities			0
Retained earnings			(189)
Accumulated other comprehensive loss			0
Effect of Change Higher/(Lower) [Member] | Reclassification of Certain Tax Effects from AOCI [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Trade accounts receivable			0
Inventories			0
Current tax assets			0
Noncurrent deferred tax assets and other noncurrent tax assets			0
Other noncurrent assets			0
Other current liabilities			0
Noncurrent deferred tax liabilities			0
Other noncurrent liabilities			0
Retained earnings			495
Accumulated other comprehensive loss			$ (495)

[1]	Amounts may not add due to rounding.